COMMITMENTS AND CONTINGENT LIABILITIES - CAPITAL COMMITMENTS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Capital commitments [abstract]
Authorized and contracted for (i)	¥ 184,430	¥ 171,597
Authorized but not contracted for	90,227	33,997
Total capital commitments	274,657	205,594
Investment Commitments	¥ 3,648	¥ 13,172